Income tax (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended								60 Months Ended	120 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2017
Income tax [Line Items]
Income tax rate (as a percent)			17.00%	17.00%	[1]	17.00%	[1]
Reduced Tax Rate								15.00%
Additional income tax expense (benefit), pillar two model rules			$ 8,400
Income tax paid federal after refund received			27,963
Income tax paid foreign after refund received			$ 5,781
Income Tax Paid, after Refund Received, Foreign Jurisdiction [Extensible Enumeration]			Foreign Tax Jurisdiction, Other [Member]
Aggregate undistributed earnings of subsidiaries available for distribution			$ 2,567,541	$ 2,446,227
Deferred tax liabilities accrued for undistributed earnings			0	$ 0
Cayman Islands
Income tax [Line Items]
Withholding taxes			$ 0
Maximum | Hong kong
Income tax [Line Items]
PRC withholding tax rate (as a percent)			5.00%
China
Income tax [Line Items]
Income tax rate (as a percent)								25.00%
PRC withholding tax rate (as a percent)			10.00%	10.00%
China | HNTE
Income tax [Line Items]
Preferential tax rate (as a percent)			15.00%					15.00%
Term of preferential income tax rate								3 years
China | State tax bureau
Income tax [Line Items]
Amount of tax deduction to tax assessable profits as a percentage of qualified research and development						100.00%		75.00%	75.00%	50.00%
Operating loss carryforwards			$ 797,347
Tax authorities | Hong kong
Income tax [Line Items]
Income tax rate (as a percent)			16.50%
Operating loss carryforwards			$ 83,153
Tax authorities | Singapore
Income tax [Line Items]
Income tax rate (as a percent)			17.00%
Beneficial tax rate	10.00%	10.00%	5.00%	5.00%		5.00%
Operating loss carryforwards			$ 541,802
Others
Income tax [Line Items]
Operating loss carryforwards			$ 111,218
Others | Singapore
Income tax [Line Items]
Income tax rate (as a percent)			17.00%

[1]	*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.